Note 22 - Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Geographical Revenue	$ 348,664	$ 325,791	$ 275,171
UNITED STATES
Geographical Revenue	211,232	202,814	165,115
EMEA [Member]
Geographical Revenue	94,163	82,596	80,094
CANADA
Geographical Revenue	29,388	27,304	18,167
Asia Pacific [Member]
Geographical Revenue	$ 13,881	$ 13,077	$ 11,795